Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
T-Rex 2X Long Ether Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Ether Daily Target ETF
Class Name	T-Rex 2X Long Ether Daily Target ETF
Trading Symbol	ETU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long Ether Daily Target ETF for the period of October 25, 2024 (Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Ether Daily Target ETF	$22¹	0.95%²

¹ Costs are for the period of October 25, 2024 to December 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.95%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of October 25, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Objective and Strategy

The T-Rex 2X Long Ether Daily Target ETF (the “Fund”) aims to provide 2x (200%) of the daily price performance of the spot Ether ETF (ETHA). The Fund achieves this via a combination of derivatives (e.g., swaps) that reset each trading day to match the 2x daily objective.

Performance Summary

For the period of October 25, 2024 to December 31, 2024, the Fund returned +54.09%, whereas ETHA increased by +33.92% over the same period.

•        Leveraged Upside: In a largely rising environment for Ether’s market price, the Fund’s 2x exposure and positive compounding helped generate returns beyond a simple doubling of ETHA’s raw change over the period.

•        Market Dynamics: Ether exhibited a strong rally in late 2024, driven by renewed interest in decentralized finance (DeFi) protocols and broader digital asset adoption.

Key Considerations

1.   Daily Reset Mechanism: The Fund rebalances its leverage every day, meaning the actual multi-week or multi-month returns may diverge from exactly 2x (ETHA’s net change). In trending markets with mostly consecutive up days, gains may surpass a plain 2x multiple.

2.  High Volatility Risk: Ether’s price can swing significantly based on global regulatory developments, macro sentiment, or technological updates (e.g., protocol upgrades). The Fund’s levered structure magnifies both gains and potential losses.

3.  Short-Term Focus: This Fund is designed predominantly for short-term or tactical trading to capture daily Ether price movements, rather than as a buy-and-hold instrument.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (10/25/24)
T-Rex 2X Long Ether Daily Target ETF	54.09%
S&P 500® Index	1.50%

Performance Inception Date	Oct. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Net Assets	$ 10,781,739,000
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 11,209,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Fund Net Assets	$10,781,739
Number of Holdings	2
Total Advisory Fee	$11,209
Annual Portfolio Turnover	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

Sector Breakdown

Portfolio Composition

Cash Collateral	103.36%
First American Government Obligations Fund	10.56%
Derivatives	-2.81%
Liabilities in Excess of Other Assets	-11.11%

Largest Holdings [Text Block]	Portfolio Composition
Cash Collateral	103.36%
First American Government Obligations Fund	10.56%
Derivatives	-2.81%
Liabilities in Excess of Other Assets	-11.11%

T-Rex 2X Inverse Ether Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse Ether Daily Target ETF
Class Name	T-Rex 2X Inverse Ether Daily Target ETF
Trading Symbol	ETQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Inverse Ether Daily Target ETF for the period of October 25, 2024 (Inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/etq/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/etq/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Ether Daily Target ETF	$12¹	0.95%²

¹ Costs are for the period of October 25, 2024 to December 31, 2024. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 12	[3]
Expense Ratio, Percent	0.95%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of October 25, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Objective and Strategy

The T-Rex 2X Inverse Ether Daily Target ETF (the “Fund”) seeks -2x (negative 200%) of the daily return of the spot Ether ETF (ETHA). Each trading session, the Fund rebalances its short exposure to maintain a target of negative 200% for that day’s performance.

Performance Summary

For the period of October 25, 2024 to December 31, 2024, the Fund recorded -60.84%, contrasted with ETHA’s +33.92% rise.

•        Inverse Leverage in an Upward Market: Because Ether prices generally advanced through this period, the Fund’s daily negative 2x structure encountered repeated losses, which compounded over time, resulting in a significant negative return.

•        Downward Compounding: When the underlying asset experiences frequent daily gains, an inverse-leveraged fund can decline faster than a simple negative 2x (final net change), due to the daily reset and resulting negative compounding.

Key Considerations

1.   Elevated Loss Potential: Inverse 2x strategies are particularly vulnerable to protracted upward trends in the underlying. Such conditions can produce outsized losses, as was the case for the Fund during Ether’s rally.

2.  Volatility Drag: Even moderate volatility can adversely affect a short-leveraged product. Each daily rebalancing event can “reset” the short position at higher levels, amplifying losses if the trend persists.

3.  Tactical vs. Long-Term: The Fund is intended for short-term hedging or speculative strategies in markets expected to move lower. Sustained Ether price increases pose considerable risk for inverse-leveraged holders over multi-day or multi-week spans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (10/25/24)
T-Rex 2X Inverse Ether Daily Target ETF	-60.84%
S&P 500® Index	1.50%

Performance Inception Date	Oct. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
Net Assets	$ 587,126,000
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 669,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Fund Net Assets	$587,126
Number of Holdings	2
Total Advisory Fee	$669
Annual Portfolio Turnover	0.00%

Holdings [Text Block]	What did the Fund invest in? Sector Breakdown Portfolio Composition
Cash Collateral	155.05%
Derivatives	8.76%
First American Government Obligations Fund	8.43%
Other Assets Net of Liabilities	-72.24%

Largest Holdings [Text Block]	Portfolio Composition
Cash Collateral	155.05%
Derivatives	8.76%
First American Government Obligations Fund	8.43%
Other Assets Net of Liabilities	-72.24%

[1]	Costs are for the period of October 25, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of October 25, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[4]	Annualized.